Related Party Balances and Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

17.    RELATED PARTY BALANCES AND TRANSACTIONS

The Group had the following transactions with related parties during the financial periods:

	March 31, 2023	June 30, 2022
	US$	US$
Current liabilities	3,613,282	3,322,862
Non-current liabilities	11,908,353	12,209,702
	15,521,635	15,532,564

The balance represented the amount due to Director, Mr. Peng Yang, as at March 31, 2023 and June 30, 2022.

17.    RELATED PARTY BALANCES AND TRANSACTIONS

The Group had the following transactions with related parties during the financial periods:

	June 30, 2022	June 30, 2021
	US$	US$
Current liabilities	3,322,862	3,033,028
Non-current liabilities	12,209,702	12,666,389
	15,532,564	15,699,417

The balance represented the amount due to Director, Mr. Peng Yang, as at June 30, 2022 and June 30, 2021.